Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (4)	Net Loss (million) ($)
2025	879,541	628,172	465,808	352,094	$0.97	(12.1)
2024	611,533	503,726	376,291	323,665	$17.23	(9.6)
2023	577,094	498,232	364,099	352,071	$62.50	(17.5)

Named Executive Officers, Footnote

(3)	The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Kevin Coveney, Chief Financial Officer and Dr. Peter Facchini, Chief Innovation Officer; (ii) for 2024, Kevin Coveney, Chief Financial Officer and Dr. Peter Facchini, Chief Innovation Officer; and (iii) for 2023, Kevin Coveney, Chief Financial Officer, Avani Kanubaddi, President and Chief Operating Officer, and Dr. Peter Facchini, Chief Innovation Officer. The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs.

PEO Actually Paid Compensation Amount	[1]	$ 628,172	$ 503,726	$ 498,232
Non-PEO NEO Average Total Compensation Amount	[2]	465,808	376,291	364,099
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 352,094	323,665	352,071
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2025		2024		2023
	Current PEO	Non-PEO NEOs (Average)	Current PEO	Non-PEO NEOs (Average)	Current PEO	Non-PEO NEOs (Average)
Reported Summary Compensation Table total	879,541	$465,808	611,533	$376,291	577,094	$364,099
Less, value of Stock Awards reported in Summary Compensation Table	(407,142)	(156,643)	(152,893)	(76,156)	(126,309)	(42,410)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	248,778	87,911	93,768	44,801	57,213	18,857
Plus (less) fair value as of vesting date of equity awards that were granted and vested in the Year	-	-	-	-	-	11,800
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(64,452)	(14,504)	(32,846)	(1,875)	(8,775)	9,947
Plus (less), change in fair value from last day of prior year to vesting date of equity awards vested in the year	(28,553)	(30,479)	(6,086)	(15,983)	444	(2,048)
Less, prior year-end fair value for equity awards forfeited in the year	0	0	(9,750)	(3,413)	(1,435)	(8,174)
Compensation actually paid	628,172	352,094	503,726	323,665	498,232	352,071

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 0.97	17.23	62.50
Net Income (Loss) Attributable to Parent		$ (12,100,000)	$ (9,600,000)	$ (17,500,000)
PEO Name		Dr. Joseph Tucker	Dr. Joseph Tucker	Dr. Joseph Tucker
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]	$ 879,541	$ 611,533	$ 577,094
PEO Actually Paid Compensation Amount		628,172	503,726	498,232
PEO [Member] | Value Of Stock Awards Reported Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(407,142)	(152,893)	(126,309)
PEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		248,778	93,768	57,213
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(64,452)	(32,846)	(8,775)
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Equity Awards Vested Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(28,553)	(6,086)	444
PEO [Member] | Prior Year End Fair Value For Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		0	(9,750)	(1,435)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		465,808	376,291	364,099
Non-PEO NEO Average Compensation Actually Paid Amount		352,094	323,665	352,071
Non-PEO NEO [Member] | Value Of Stock Awards Reported Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(156,643)	(76,156)	(42,410)
Non-PEO NEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		87,911	44,801	18,857
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year				11,800
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(14,504)	(1,875)	9,947
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Equity Awards Vested Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(30,479)	(15,983)	(2,048)
Non-PEO NEO [Member] | Prior Year End Fair Value For Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		$ 0	$ (3,413)	$ (8,174)

[1]	Compensation actually paid reported for the PEOs and the average of the non-PEO NEOs is calculated by adjusting the summary compensation totals in accordance with SEC rules and do not reflect the total compensation actually realized or received. The table below shows the additions and deductions to calculate “” in each fiscal year as compared to the total compensation reported in the Summary Compensation Table. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[2]	The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Kevin Coveney, Chief Financial Officer and Dr. Peter Facchini, Chief Innovation Officer; (ii) for 2024, Kevin Coveney, Chief Financial Officer and Dr. Peter Facchini, Chief Innovation Officer; and (iii) for 2023, Kevin Coveney, Chief Financial Officer, Avani Kanubaddi, President and Chief Operating Officer, and Dr. Peter Facchini, Chief Innovation Officer. The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs.
[3]	The cumulative total shareholder return (“”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2022, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or December 31, 2025, 2024, and 2023. The Company did not pay dividends in the periods presented.
[4]	Dr. Joseph Tucker was our PEO for fiscal years 2025, 2024, and 2023.